UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Office
Phone:    937-643-1000

Signature, Place, and Date of Signing:

     /s/ John Riazzi                Oakwood, OH               October 4, 2010
     ---------------------          -------------            -----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           98

Form 13F Information Table Value Total:  $   245,587
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                    FORM 13F
                               As of: 6/30/2010

Name of Reporting Manager:   Riazzi Asset Manangement

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------  --------------    ---------  -------- --------------------- ---------- --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                                      SHRS OR   SH/  PUT/  INVESTMENT  OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS      CUSIP     VALUE    PRN AMT   PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED   NONE
-----------------------------  --------------    ---------  -------- ---------  ---  ----  ---------- --------  ----   ------   ----
ALLIANCE BERNSTEIN             Common Stocks     01881G106    545,050   20,638             SOLE                  20,638
ALTRIA GROUP                   Common Stocks     02209S103    627,522   26,125             SOLE                  26,125
ANNALY CAPITAL MANAGEMENT INC  Common Stocks     035710409    405,909   23,063             SOLE                  23,063
BANK OF AMERICA                Common Stocks     060505104    750,780   57,301             SOLE                  57,301
BP PLC  SPONS ADR              Common Stocks     055622104  1,118,088   27,158             SOLE                  27,158
BRISTOL MYERS SQUIBB           Common Stocks     110122108  2,282,791   84,205             SOLE                  84,205
CISCO SYSTEMS                  Common Stocks     17275R102    262,450   11,984             SOLE                  11,984
CITIGROUP INC                  Common Stocks     172967101    726,396  185,779             SOLE                 185,779
COCA-COLA CO                   Common Stocks     191216100    218,183    3,728             SOLE                   3,728
COLGATE PALMOLIVE              Common Stocks     194162103    854,167   11,113             SOLE                  11,113
DIAGEO PLC-ADR                 Common Stocks     25243Q205    207,030    3,000             SOLE                   3,000
ENERGY TRANSFER PARTNERS       Common Stocks     29273R109    655,842   13,584             SOLE                  13,584
EXXON MOBIL CORP               Common Stocks     30231G102    910,952   14,743             SOLE                  14,743
GOLDMAN SACHS GROUP INC        Common Stocks     38141G104  1,099,429    7,604             SOLE                   7,604
JANUS CAP GROUP INC            Common Stocks     47102X105    167,261   15,275             SOLE                  15,275
JEFFERIES GROUP                Common Stocks     472319102    666,919   29,393             SOLE                  29,393
KROGER CO                      Common Stocks     501044101    565,889   26,126             SOLE                  26,126
LABORATORY CORP                Common Stocks     50540R409    221,565    2,825             SOLE                   2,825
LLOYDS TSB GROUP PLC ADR       Common Stocks     539439109    627,618  136,143             SOLE                 136,143
MARATHON OIL CORP              Common Stocks     565849106    915,547   27,660             SOLE                  27,660
MERCK & CO INC - NEW           Common Stocks     58933Y105  1,058,008   28,742             SOLE                  28,742
MICROSOFT CORP                 Common Stocks     594918104  2,432,767   99,337             SOLE                  99,337
NESTLE                         Common Stocks     641069406    410,730    7,665             SOLE                   7,665
PAYCHEX INC                    Common Stocks     704326107    290,707   10,575             SOLE                  10,575
PFIZER INC                     Common Stocks     717081103    574,789   33,476             SOLE                  33,476
PHILIP MORRIS INTERNATIONAL    Common Stocks     718172109  1,529,143   27,296             SOLE                  27,296
PROCTER & GAMBL                Common Stocks     742718109    213,159    3,554             SOLE                   3,554
RAYMOND JAMES FIN              Common Stocks     754730109    689,132   27,206             SOLE                  27,206
SCHLUMBERGER                   Common Stocks     806857108    866,088   14,058             SOLE                  14,058
SCHWAB CHARLES CORP            Common Stocks     808513105    280,224   20,160             SOLE                  20,160
SEASPAN CORP                   Common Stocks     Y75638109    134,580   10,906             SOLE                  10,906
SUNOCO LOGISTICS PARTNERS      Common Stocks     86764L108    492,742    6,265             SOLE                   6,265
TEEKAY TANKERS                 Common Stocks     Y8565N102    210,307   16,165             SOLE                  16,165
TRANSOCEAN INC NEW             Common Stocks     H8817H100    787,231   12,245             SOLE                  12,245
UNITED PARCEL SERVICE B        Common Stocks     911312106    651,637    9,771             SOLE                   9,771
VODAFONE GROUP                 Common Stocks     92857W209  1,718,318   69,259             SOLE                  69,259
WALT DISNEY CO                 Common Stocks     254687106    536,514   16,209             SOLE                  16,209
ALLETE INC.                    Common Stocks     018522300    267,615    7,346             SOLE                   7,346
AMERICAN SAFETY INSURANCE      Common Stocks     G02995101  1,316,318   80,558             SOLE                  80,558
ANNALY CAPITAL MANAGEMENT INC  Common Stocks     035710409  3,544,162  201,373             SOLE                 201,373
APACHE CORP                    Common Stocks     037411105    623,024    6,373             SOLE                   6,373
APOLLO GROUP A                 Common Stocks     037604105    390,363    7,602             SOLE                   7,602
BABCOCK & WILCOX               Common Stocks     05615F102  3,063,884  143,980             SOLE                 143,980
BARD C R                       Common Stocks     067383109    504,377    6,194             SOLE                   6,194
BENEFICIAL MUTU                Common Stocks     08173R104  3,456,204  385,307             SOLE                 385,307
BIG LOTS INC.                  Common Stocks     089302103  3,740,559  112,498             SOLE                 112,498
BIOMED REALTY TR               Common Stocks     09063H107  4,502,848  251,275             SOLE                 251,275
CAPSTEAD MORTGAGE CORP         Common Stocks     14067E506  1,120,110  103,046             SOLE                 103,046
CHICOPEE BANCORP INC           Common Stocks     168565109  1,232,408  109,256             SOLE                 109,256
CMS ENERGY                     Common Stocks     125896100  7,350,608  407,914             SOLE                 407,914
COGENT INC.                    Common Stocks     19239Y108  5,140,099  483,092             SOLE                 483,092
CONSOL ENERGY INC              Common Stocks     20854P109    363,539    9,836             SOLE                   9,836
CYPRESS SHARPRIDGE             Common Stocks     23281A307  1,070,136   80,160             SOLE                  80,160
DEAN FOODS                     Common Stocks     242370104  4,163,607  407,797             SOLE                 407,797
DIAMOND HILL INVESTMENT GROUP  Common Stocks     25264R207  1,942,384   26,608             SOLE                  26,608
DOLLAR TREE STO                Common Stocks     256746108  6,240,573  127,986             SOLE                 127,986
ENSCO PLC                      Common Stocks     29358Q109    552,505   12,352             SOLE                  12,352
EXELON CORPORATION             Common Stocks     30161N101    545,705   12,816             SOLE                  12,816
EZCORP INC                     Common Stocks     302301106  9,431,125  470,615             SOLE                 470,615
FIDLTY NATL FIN                Common Stocks     31620R105  4,638,941  295,286             SOLE                 295,286
FIRST CASH FINANCIAL SVCS      Common Stocks     31942D107  6,986,451  251,764             SOLE                 251,764
FISERV INC                     Common Stocks     337738108  3,884,835   72,182             SOLE                  72,182
FRONTIER COMMUNICATIONS        Common Stocks     35906A108  4,481,659  548,551             SOLE                 548,551
FTI CONSULTING INC             Common Stocks     302941109  6,688,787  192,816             SOLE                 192,816
GYMBOREE CORP                  Common Stocks     403777105  3,751,394   90,308             SOLE                  90,308
HANESBRANDS INC                Common Stocks     410345102  7,656,862  296,089             SOLE                 296,089
HCC INSURANCE                  Common Stocks     404132102  6,524,380  250,072             SOLE                 250,072
HELIX ENERGY SOLUTIONS GROUP   Common Stocks     42330P107  3,600,637  323,217             SOLE                 323,217
ICON PLC                       Common Stocks     45103T107  3,618,712  167,378             SOLE                 167,378
ICU MEDICAL INC                Common Stocks     44930G107  4,002,410  107,332             SOLE                 107,332
ISHARES RUSSELL 2000 VALUE     Common Stocks     464287630  1,154,254   18,620             SOLE                  18,620
JARDEN CORP                    Common Stocks     471109108  5,517,641  177,245             SOLE                 177,245
JOHN WILEY & SONS INC          Common Stocks     968223206  4,539,766  111,105             SOLE                 111,105
KBR INC                        Common Stocks     48242W106  3,722,002  151,055             SOLE                 151,055
LENDER PROCESSING              Common Stocks     52602E102  5,990,116  180,262             SOLE                 180,262
LTC PROPERTIES                 Common Stocks     502175102  7,540,092  295,458             SOLE                 295,458
McDERMOTT INTL                 Common Stocks     580037109  5,532,435  374,319             SOLE                 374,319
MERCK & CO INC - NEW           Common Stocks     58933Y105    709,402   19,272             SOLE                  19,272
MICROSOFT CORP                 Common Stocks     594918104    395,048   16,131             SOLE                  16,131
NAVIGANT CONSULTING CO         Common Stocks     63935N107  3,564,653  306,505             SOLE                 306,505
NAVIOS MARITIME                Common Stocks     Y62196103  4,090,082  696,777             SOLE                 696,777
OMEGA HEALTHCARE REIT          Common Stocks     681936100  9,548,570  425,326             SOLE                 425,326
PARTNERRE LTD                  Common Stocks     G6852T105  4,035,877   50,335             SOLE                  50,335
PETROHAWK ENERGY CORP          Common Stocks     716495106  2,291,509  141,977             SOLE                 141,977
PIONEER NATURAL RESOURCES CO   Common Stocks     723787107    525,898    8,087             SOLE                   8,087
RENT-A-CENTER                  Common Stocks     76009N100  3,721,676  166,295             SOLE                 166,295
REPUBLIC SVCS INC              Common Stocks     760759100  4,660,925  152,867             SOLE                 152,867
SUPERIOR ENERGY                Common Stocks     868157108  5,921,257  221,853             SOLE                 221,853
SWIFT ENERGY                   Common Stocks     870738101  3,792,007  135,043             SOLE                 135,043
THERMO FISHER SCIENTIFIC INC   Common Stocks     883556102    923,653   19,291             SOLE                  19,291
UIL HOLDINGS CORP              Common Stocks     902748102  4,156,331  147,597             SOLE                 147,597
VANTAGE DRILLING               Common Stocks     G93205113  1,592,829  995,518             SOLE                 995,518
VERISIGN INC                   Common Stocks     92343E102  7,152,641  225,351             SOLE                 225,351
WARNER CHILCOTT                Common Stocks     G94368100  3,654,578  162,860             SOLE                 162,860
WESTFIELD FINANCIAL INC        Common Stocks     96008P104  1,138,956  146,020             SOLE                 146,020
WINDSTREAM CORP                Common Stocks     97381W104    777,590   63,283             SOLE                  63,283
WISCONSIN ENRGY                Common Stocks     976657106    497,080    8,600             SOLE                   8,600
WRIGHT EXPRESS CORP            Common Stocks     98233Q105  5,337,217  149,460             SOLE                 149,460